STOCK-BASED COMPENSATION - Stock option activity (Details) - $ / shares shares in Thousands		8 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2020
Number of Options
Outstanding, beginning of period			4,352
Granted (in shares)		4,436	1,021
Forfeited (in shares)		84
Outstanding, end of period		4,352	5,373
Weighted Average Grant Date Fair Value per Option
Outstanding, beginning of period			$ 1.09
Granted		$ 1.09	1.08
Forfeited		1.09
Outstanding, end of period		1.09	1.09
Weighted Average Exercise Price
Outstanding, beginning of period			1.79
Outstanding, end of period		$ 1.79	$ 1.79
Weighted Average Remaining Contractual Life (in years)
Outstanding	0 years	8 years 10 months 24 days	9 years